Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Treasury Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustINSTITUTIONAL SHARES (TICKER TOIXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2022The Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”), on behalf of Federated Hermes Treasury Obligations Fund (the “Fund”), approved certain changes to the fee and expense structure of the Fund’s Institutional Shares (“IS Class”), as described in more detail below. These changes will be effective as of the start of business on July 1, 2023.Effective July 1, 2023, the IS Class will incur and pay shareholder services and account administration fees (“SSF/AAF Fees”) up to a maximum of 0.05% of average net assets. Prior to July 1, 2023, although the Board had authorized SSF/AAF Fees up to a maximum of 0.25% of average net assets, the IS Class did not incur and pay any SSF/AAF Fees. The Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not change as a result of these changes to the SSF/AAF Fees.Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISManagement Fee0.20%Distribution (12b-1) FeeNoneOther Expenses[1]0.13%[2]Total Annual Fund Operating Expenses[1]0.33%Fee Waivers and/or Expense Reimbursements[1,3](0.13)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.20%1Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. Effective July 1, 2023, the Fund will incur and pay up to 0.05% of such fees for the IS class of the Fund. The IS class of the fund will not incur and pay such fees to exceed 0.05% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$343 Years$1065 Years$18510 Years$418March 31, 2023Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455936 (3/23)© 2023 Federated Hermes, Inc.Federated Hermes Treasury Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustINSTITUTIONAL SHARES (TICKER TOIXX)SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2022The Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”), on behalf of Federated Hermes Treasury Obligations Fund (the “Fund”), approved certain changes to the fee and expense structure of the Fund’s Institutional Shares (“IS Class”), as described in more detail below. These changes will be effective as of the start of business on July 1, 2023.Effective July 1, 2023, the IS Class will incur and pay shareholder services and account administration fees (“SSF/AAF Fees”) up to a maximum of 0.05% of average net assets. Prior to July 1, 2023, although the Board had authorized SSF/AAF Fees up to a maximum of 0.25% of average net assets, the IS Class did not incur and pay any SSF/AAF Fees. The Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not change as a result of these changes to the SSF/AAF Fees.1. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses” in the Fund’s Prospectus, please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISManagement Fee0.20%Distribution (12b-1) FeeNoneOther Expenses[1]0.13%[2]Total Annual Fund Operating Expenses[1]0.33%Fee Waivers and/or Expense Reimbursements[1,3](0.13)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.20%1Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. Effective July 1, 2023, the Fund will incur and pay up to 0.05% of such fees for the IS class of the Fund. The IS class of the fund will not incur and pay such fees to exceed 0.05% until such time as approved by the Fund’s Board of Trustees (“Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$343 Years$1065 Years$18510 Years$4182. Under the heading entitled “Payments to Financial Intermediaries” in the Fund’s Prospectus, please delete the Service Fees and Account Administration sub-sections in their entirety and replace them with the following:“SERVICE FEESThe Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.The Fund has no present intention of paying, accruing or incurring more than 0.05% of any such Service Fees on the IS class until such time as approved by the Fund’s Board of Trustees.ACCOUNT ADMINISTRATION FEESThe Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.The Fund has no present intention of paying, accruing or incurring more than 0.05% of any such Account Administration Fees on the IS class until such time as approved by the Fund’s Board of Trustees.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information” in the Fund’s Prospectus, please delete and replace the tables in their entirety with the following:FEDERATED HERMES TREASURY OBLIGATIONS FUND – IS CLASSANNUAL EXPENSE RATIO: 0.33%MAXIMUM FRONT-END SALES CHARGE: NoneYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$33.77$10,467.002$10,467.00$523.35$10,990.35$35.35$10,955.813$10,955.81$547.79$11,503.60$37.00$11,467.454$11,467.45$573.37$12,040.82$38.73$12,002.985$12,002.98$600.15$12,603.13$40.53$12,563.526$12,563.52$628.18$13,191.70$42.43$13,150.247$13,150.24$657.51$13,807.75$44.41$13,764.368$13,764.36$688.22$14,452.58$46.48$14,407.169$14,407.16$720.36$15,127.52$48.65$15,079.9710$15,079.97$754.00$15,833.97$50.93$15,784.20Cumulative$6,192.93$418.284. Under the heading entitled “How is the Fund Sold?” in the Fund’s Statement of Additional Information, please delete the second paragraph in the Additional Payments to Financial Intermediaries sub-section in its entirely and replace it with the following:“Regarding the Fund’s Institutional Shares, the Institutional Shares of the Fund currently do not accrue, pay or incur shareholder services/account administration fees in excess of 0.05%, although the Board of Trustees has approved the Institutional Shares of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Institutional Shares of the Fund will not incur or charge such fees in excess of 0.05% until such time as approved by the Fund’s Board of Trustees.”March 31, 2023Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455935 (3/23)© 2023 Federated Hermes, Inc.
Federated Hermes Treasury Obligations Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Treasury Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustINSTITUTIONAL SHARES (TICKER TOIXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2022The Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”), on behalf of Federated Hermes Treasury Obligations Fund (the “Fund”), approved certain changes to the fee and expense structure of the Fund’s Institutional Shares (“IS Class”), as described in more detail below. These changes will be effective as of the start of business on July 1, 2023.Effective July 1, 2023, the IS Class will incur and pay shareholder services and account administration fees (“SSF/AAF Fees”) up to a maximum of 0.05% of average net assets. Prior to July 1, 2023, although the Board had authorized SSF/AAF Fees up to a maximum of 0.25% of average net assets, the IS Class did not incur and pay any SSF/AAF Fees. The Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not change as a result of these changes to the SSF/AAF Fees.Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISManagement Fee0.20%Distribution (12b-1) FeeNoneOther Expenses[1]0.13%[2]Total Annual Fund Operating Expenses[1]0.33%Fee Waivers and/or Expense Reimbursements[1,3](0.13)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.20%1Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. Effective July 1, 2023, the Fund will incur and pay up to 0.05% of such fees for the IS class of the Fund. The IS class of the fund will not incur and pay such fees to exceed 0.05% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$343 Years$1065 Years$18510 Years$418March 31, 2023Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455936 (3/23)© 2023 Federated Hermes, Inc.Federated Hermes Treasury Obligations FundA Portfolio of Federated Hermes Money Market Obligations TrustINSTITUTIONAL SHARES (TICKER TOIXX)SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2022The Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”), on behalf of Federated Hermes Treasury Obligations Fund (the “Fund”), approved certain changes to the fee and expense structure of the Fund’s Institutional Shares (“IS Class”), as described in more detail below. These changes will be effective as of the start of business on July 1, 2023.Effective July 1, 2023, the IS Class will incur and pay shareholder services and account administration fees (“SSF/AAF Fees”) up to a maximum of 0.05% of average net assets. Prior to July 1, 2023, although the Board had authorized SSF/AAF Fees up to a maximum of 0.25% of average net assets, the IS Class did not incur and pay any SSF/AAF Fees. The Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not change as a result of these changes to the SSF/AAF Fees.1. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses” in the Fund’s Prospectus, please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISManagement Fee0.20%Distribution (12b-1) FeeNoneOther Expenses[1]0.13%[2]Total Annual Fund Operating Expenses[1]0.33%Fee Waivers and/or Expense Reimbursements[1,3](0.13)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.20%1Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.2The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. Effective July 1, 2023, the Fund will incur and pay up to 0.05% of such fees for the IS class of the Fund. The IS class of the fund will not incur and pay such fees to exceed 0.05% until such time as approved by the Fund’s Board of Trustees (“Trustees”).3The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$343 Years$1065 Years$18510 Years$4182. Under the heading entitled “Payments to Financial Intermediaries” in the Fund’s Prospectus, please delete the Service Fees and Account Administration sub-sections in their entirety and replace them with the following:“SERVICE FEESThe Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.The Fund has no present intention of paying, accruing or incurring more than 0.05% of any such Service Fees on the IS class until such time as approved by the Fund’s Board of Trustees.ACCOUNT ADMINISTRATION FEESThe Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.The Fund has no present intention of paying, accruing or incurring more than 0.05% of any such Account Administration Fees on the IS class until such time as approved by the Fund’s Board of Trustees.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information” in the Fund’s Prospectus, please delete and replace the tables in their entirety with the following:FEDERATED HERMES TREASURY OBLIGATIONS FUND – IS CLASSANNUAL EXPENSE RATIO: 0.33%MAXIMUM FRONT-END SALES CHARGE: NoneYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$33.77$10,467.002$10,467.00$523.35$10,990.35$35.35$10,955.813$10,955.81$547.79$11,503.60$37.00$11,467.454$11,467.45$573.37$12,040.82$38.73$12,002.985$12,002.98$600.15$12,603.13$40.53$12,563.526$12,563.52$628.18$13,191.70$42.43$13,150.247$13,150.24$657.51$13,807.75$44.41$13,764.368$13,764.36$688.22$14,452.58$46.48$14,407.169$14,407.16$720.36$15,127.52$48.65$15,079.9710$15,079.97$754.00$15,833.97$50.93$15,784.20Cumulative$6,192.93$418.284. Under the heading entitled “How is the Fund Sold?” in the Fund’s Statement of Additional Information, please delete the second paragraph in the Additional Payments to Financial Intermediaries sub-section in its entirely and replace it with the following:“Regarding the Fund’s Institutional Shares, the Institutional Shares of the Fund currently do not accrue, pay or incur shareholder services/account administration fees in excess of 0.05%, although the Board of Trustees has approved the Institutional Shares of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Institutional Shares of the Fund will not incur or charge such fees in excess of 0.05% until such time as approved by the Fund’s Board of Trustees.”March 31, 2023Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455935 (3/23)© 2023 Federated Hermes, Inc.